Income Tax	12 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
Income tax

Note 19 — Income tax

Cayman Islands

GCL Global is incorporated in Cayman Islands and is not subject to tax on income or capital gains under current Cayman Island law. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

GCL BVI is incorporated in British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Island law. Additionally, upon payments of dividends to the shareholders, no British Island withholding tax will be imposed.

Singapore

The Company’s subsidiaries incorporated in Singapore, are subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable corporate income tax rate is 17% in Singapore, with 75% of the first $7,474 (SGD 10,000) taxable income and 50% of the next $142,001 (SGD 190,000) taxable income are exempted from income tax.

Hong Kong

The Company’s subsidiaries incorporated in Hong Kong, are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Under the two-tiered profits tax rates regime, the first 2,000,000 Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2,000,000 will be taxed at 16.5%.

Malaysia

The Company’s subsidiary incorporated in Malaysia is governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

Brazil

The Company’s subsidiary incorporated in Brazil is subject to Brazilian Corporate Income Tax (“IRPJ”). The IRPJ levied at a base rate of 15%, with an additional surtax of 10% applied to taxable income exceeding BRL 240,000 annually, resulting in an effective corporate income tax rate of up to 25%.

United Kingdom

The Company’s subsidiary incorporated in the United Kingdom is subject to UK Corporation Tax on taxable profits in accordance with UK tax legislation. The applicable statutory corporate income tax rate was 25% for the fiscal year ended March 31, 2025.

People’s Republic of China (“PRC”)

The Company’s subsidiaries incorporated in the PRC are subject to PRC Enterprise Income Tax at a unified tax rate of 25% on their taxable income, as determined in accordance with relevant PRC tax laws and regulations. Preferential tax rates or exemptions may be available to certain qualified entities, subject to approval by local tax authorities.

Dubai (United Arab Emirates)

The Company’s subsidiary incorporated in Dubai is governed by the corporate tax regime established under UAE Federal Decree-Law No. 47 of 2022 on the Taxation of Corporations and Businesses. Effective from June 1, 2023, the UAE implemented a corporate tax regime at a standard rate of 9% on taxable income exceeding AED 375,000. Income up to this threshold is exempt from corporate tax.

United States

The Company’s subsidiary incorporated in the United States is subject to U.S. federal corporate income tax at a statutory rate of 21% on its taxable income, in accordance with the Internal Revenue Code. Additionally, the subsidiary may also be subject to state and local income taxes, which vary by jurisdiction.

Income tax (benefit) expense for the years ended March 31, 2025, 2024, and 2023 amounted to $1,128,672, $53,291 and $620,142, respectively.

Significant components of the provision for income taxes are as follows:

	For the years ended March 31,
	2025	2024	2023

Current	$1,362,520	$723,160	$873,308
Deferred	(233,848)	(669,869)	(253,166)
Provision for income taxes	$1,128,672	$53,291	$620,142

(Loss) Income before income tax by jurisdiction are as following:

	For the years ended March 31,
	2025	2024	2023

Singapore	$3,681,089	$(325,917)	$1,642,666
Hong Kong	1,424,781	258,954	1,150,297
Malaysia and others	1,072,223	(1,840,701)	(32,151)
Total income (loss) before income tax	$6,178,093	$(1,907,665)	$2,760,812

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the years ended March 31,
	2025	2024	2023

Singapore statutory income tax rate	17.0%	17.0%	17.0%
Change of fair value of contingent consideration	1.5%	(2.5)%	5.7%
Tax rate difference outside Singapore (1)	(4.2)%	(14.0)%	2.4%
Preferential tax exemption effect	(0.2)%	1.0%	(3.3)%
Change in valuation allowance	3.2%	(0.1)%	(0.1)%
Others (2)	1.0%	(4.2)%	0.8%
Effective tax rate	18.3%	(2.8)%	22.5%

(1)	It is due to tax rate difference of the entities incorporated in Hong Kong, Malaysia, PRC, England, Brazil, British Virgin Island, and Cayman Island.

(2)	Others mainly consisted of gain or loss from foreign exchange transaction which is non-deductible under local tax laws.

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	March 31, 2025	March 31, 2024

Deferred Tax Assets
Net operating loss carryforwards	$838,875	$409,891
Allowance for credit loss	65,177	99,714
Lease liabilities	448,276	315,935
Inventory write-off	41,307	180,329
Less: valuation allowance	(199,508)	(7,916)
Deferred tax assets, net	$1,194,127	$997,953

Deferred tax liabilities:
Right of use assets	$468,476	$325,463
Amortization of intangible assets	374,591	557,030
Deferred tax liabilities	$843,067	$882,493
Deferred tax assets, net	$351,060	$115,460

As of March 31, 2025, the Company’s net operating losses carry forward from GCL Global SG, Titan Digital, Starry, Martiangear, 2Game Brazil, 2 Game Dubai, RFAC, and Epicsoft Malaysia combined amounted to $5,075,982. The net operating losses from GCL Global SG and Martiangear can be carried forward indefinitely in Singapore. The Company believe it is not more likely than not that Martiangear RFAC, 2Game Dubai and 2Game Brazil will be able to fully utilize their deferred tax assets associated with net operating loss carryforwards given their history of recurring losses and ongoing uncertainty regarding future profitability. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of $199,508 related to Martiangear, RFAC, 2Game Dubai, and 2Game Brazil as of March 31, 2025.

The movements of the valuation allowance are as follows:

March 31, 2025

Balance as of March 31, 2023	$5,874
Allowance made during the year	7,916
Decrease due to dissolution	(5,874)
Balance as of March 31, 2024	$7,916
Allowance made during the year	$195,252
Foreign exchange difference	(3,660)
Balance as of March 31, 2025	$199,508

As of March 31, 2024, the Company’s net operating losses carry forward from GCL Global SG, Titan Digital, Starry, Martiangear, and Epicsoft Malaysia combined amounted to $2,378,580. The net operating losses from GCL Global SG and Martiangear can be carried forward indefinitely in Singapore. The Company believes it is not more likely than not that Martiangear’s future operation will be able to fully utilize its deferred tax assets related to the net operating loss carryforwards in Singapore due to recuring historical loss. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately $7,916 related to Martiangear as of March 31, 2024. In addition, the valuation allowance of $5,874 was assessed for Starlight’s net operating loss as of March 31,2023, which was reversed as of March 31, 2024, due to dissolution of the business entity.

Movement in deferred tax assets (liabilities) are as following:

Balance at March 31, 2023	$(514,675)
Recognized in profit or loss	669,869
Recognized in goodwill	(36,973)
Foreign exchange differences reserve	(2,761)
Balance at March 31, 2024	115,460
Recognized in profit or loss	233,848
Foreign exchange differences reserve	1,752
Balance at March 31, 2025	$351,060

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions.

Taxes payable consist of the following:

	March 31, 2025	March 31, 2024

GST taxes payable	$21,707	$64,166
Income taxes payable	1,395,466	952,977
Totals	$1,417,173	$1,017,143